LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
LITIGATION AND CONTINGENCIES
Schedule of guarantees and restricted assets

Guarantees that commit assets recognized in the financial statements:

			Committed assets		Carrying amount
Creditor of the guarantee	Name of debtor	Relationship	Collateral	Type	12.31.2025	12.31.2024
					ThCh$	ThCh$
Administradora Plaza Vespucio S.A.	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Debtors and Other Accounts Receivable	154,080	141,900
Elqui Limited Agricultural Cooperative	Embotelladora Andina S.A.	Parent	Guarantee receipt	Other non-current financial assets	1,361,892	1,212,500
Mall Plaza	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Payables and Other Accounts Receivable	881,130	628,381
Metro S.A.	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade receivables and other accounts receivable	23,996	23,204
Parque Arauco S.A.	Andina Bottling Company	Parent	Guarantee receipt	Trade Payables and Other Accounts Receivable	323,386	312,712
Lease agreement	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Debtors and Other Accounts Receivable	96,046	92,875
Miscellaneous	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Debtors and Other Accounts Receivable	82,919	98,879
Various Retail	Polar Transportation	Subsidiary	Guarantee receipt	Trade Payables and Other Accounts Receivable	56,951	22,235
Employee Claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	8,863,041	8,045,861
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,265,150	6,370,534
Government institutions	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant and equipment	Property, Plant, and Equipment	10,234,807	9,990,170
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	19
Acuña Gómez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	19	29
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	13	21
Municipality of Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	655	—
Municipality of San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,376	2,131
Municipality of Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	56	86
Municipality of Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	8,607	13,331
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	112	174
Municipality of Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	55	—
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	152	236
Other	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	42	55
Temas Industriales SA - General seizure of funds	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	7,817	12,107
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,652	2,559
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	1,014
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	156	241
José Luis Kreitzer, Alexis Beade, and Cesar Bechetti	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	617	—
Vicentin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	956
Province of Entre Ríos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	6,981
Marcus A. Peña	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	5,515	5,252
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	—	1,137
Stefano Szwao Giacomelli	Paraguay Refrescos	Subsidiary	Real estate	Property, plant, and equipment	3,311	3,054
Rental guarantee	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	1,361	—
Sofía Cartes	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	3,220	2,637

Guarantees that do not commit assets recognized in the Financial Statements:

			Committed assets		Amounts involved
Creditor of the guarantee	Debtor name	Relationship	Guarantee	Type	12.31.2025	12.31.2024
					ThCh$	ThCh$
Labor proceedings	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	5,980,781	6,648,889
Administrative proceedings	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	88,143,399	80,036,491
Federal Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	219,466,178	188,083,737
State Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	138,003,496	116,943,181
Other	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	1,737,590	1,407,340
EZEIZA Customs	Embotelladora del Atlántico S.A.	Subsidiary	Surety bond	Faithful compliance of contract	346,823	576,829
EZEIZA Customs	Andina Empaques Argentina S.A.	Subsidiary	Surety bond	Faithful compliance of contract	—	4,414